Common Stock and Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Jan. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Sep. 22, 2014	Dec. 31, 2013
Common Stock and Preferred Stock
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Private offering
Common Stock and Preferred Stock
Maximum number of shares offered		500,000
Common stock, par value (in dollars per share)		$ 0.01
Private offering price (in dollars per share)		$ 10.85	$ 10
Shares of common stock issued	490,773		17,274
Total proceeds from issuance of common stock	$ 5,325		$ 173
Offering costs	$ 60			$ 61